Inventories (Tables)	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Schedule of Inventories	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2018	June 30, 2019
Lubricants	$428	$468
Bunkers	379	236
Total	$807	$704